Virtus Newfleet Credit Opportunities Fund
Virtus Newfleet Credit Opportunities Fund
Investment Objective
The fund has an investment objective of seeking long-term total return, which may include investment returns from a combination of sources including capital appreciation and interest income.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 38 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 93 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Newfleet Credit Opportunities Fund	Class A	Class C		Class I	Class R6	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Newfleet Credit Opportunities Fund		Class A		Class C		Class I		Class R6		Class T
Management Fees		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		none		0.25%
Other Expenses		0.68%	[1]	0.55%	[1]	0.59%	[1]	0.55%	[1]	0.68%	[2]
Dividend and Interest Expense on Short Sales		0.01%		0.01%		0.01%		0.01%		0.01%
Acquired Fund Fees and Expenses		0.03%		0.03%		0.03%		0.03%		0.03%
Total Annual Fund Operating Expenses	[3]	1.72%		2.34%		1.38%		1.34%		1.72%
Less: Fee Waiver and/or Expense Reimbursement	[4]	(0.33%)		(0.20%)		(0.24%)		(0.23%)		(0.33%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3],[4]	1.39%		2.14%		1.14%		1.11%		1.39%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares, 1.10% for Class I Shares, 1.07% for Class R6 Shares and 1.35% for Class T Shares through February 28, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Newfleet Credit Opportunities Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	511	866	1,244	2,303
Class C	Sold	317	711	1,232	2,661
Class I	Sold	116	413	732	1,637
Class R6	Sold	113	402	712	1,593
Class T	Sold	388	747	1,130	2,203

Expense Example, No Redemption - Virtus Newfleet Credit Opportunities Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	511	866	1,244	2,303
Class C	Held	217	711	1,232	2,661
Class I	Held	116	413	732	1,637
Class R6	Held	113	402	712	1,593
Class T	Held	388	747	1,130	2,203

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 141% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities and other credit instruments the subadviser believes to offer "credit opportunities." Such instruments will include bonds and other types of credit instruments as described below. The fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade. Securities rated "Ba" or below by Moody's Investors Service, Inc. ("Moody's") or "BB" or below by Standard and Poor's Ratings Services ("S&P") and Fitch Ratings ("Fitch") are considered below investment grade, also known as "high-yield/high-risk" securities and commonly referred to as "junk bonds." The fund seeks investments believed by the subadviser to be best suited to the current investment environment and market outlook. The fund primarily invests in a combination of performing, stressed, and distressed credit instruments including:

•    Unsecured debt obligations, including high-yield/high-risk obligations;

•    Secured bank loans (including those that, at the time of investment, could be considered junk securities as described above);

•    Second lien or other subordinated or unsecured adjustable, variable or floating rate and fixed rate loans or debt, including convertible bonds (including those that, at the time of investment, could be considered junk securities as described above);

•    Structured products, including collateralized debt and loan obligations (collectively, "structured products") that provide long or short exposure to other credit obligations;

•    Swaps and other derivative instruments (including credit default, total return, index and interest rate swaps), options (including options on swaps, futures contracts and foreign currencies), forward contracts and futures contracts;

•    Short-term debt securities such as U.S. government securities, commercial paper and other money market instruments and cash equivalents (including shares of money market funds)

The fund may invest in all or some of these types of instruments. The fund is non-diversified, as it focuses on a relatively small number of issuers. The fund may invest without limitation in distressed securities or other debt that is in default or whose issuers are in bankruptcy. The fund may invest in both domestic and foreign securities, including securities in emerging markets, and may invest in securities of any maturity. Certain securities in which the fund will invest, including collateralized debt and loan obligations, will be subject to the limitations applicable to illiquid securities (generally 15%). With respect to credit default swaps, in addition to purchasing such securities, the fund may also write them.

The fund may hold significant positions in equity securities, including common and preferred stocks and convertible securities, including contingent convertible securities, or other assets that the fund receives as part of a reorganization process, and may hold those assets until such time as the subadviser believes that a disposition is most advantageous. Such assets will be considered "credit opportunities" for purposes of the fund's requirement to invest 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities and other credit instruments the subadviser believes offer credit opportunities. The fund may also purchase significant positions in equity securities, including common and preferred stocks and convertible securities, exchange-traded funds ("ETFs"), or issuers that are structured as master limited partnerships ("MLPs"), that were not received as part of a reorganization process. Such assets will not be considered "credit opportunities" for purposes of this requirement. The fund's policy of investing 80% of its assets in credit opportunities may be changed only upon 60 days' written notice to shareholders.

The fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet redemption requests, and for temporary, extraordinary or emergency purposes.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>      Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>      Contingent Convertible Securities Risk. The risk that the financial strength of the issuer of a contingent convertible security held by the fund will decline in a prescribed way or regulatory actions trigger a conversion event, causing the value of the fund's investment in the security to decrease, perhaps significantly.

>      Convertible Securities Risk. The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.

>      Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>      Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>      Derivatives Risk. The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>      Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>      Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>      Foreign Currency Transactions Risk. The risk that the fund's transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.

>      Foreign Investing Risk. The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high-yield/high-risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>      Insolvency and Bankruptcy Risk. The risk that the issuers of certain securities in which the fund invests, including debt obligations that are in default, will fail to repay their obligations to the fund, in whole or in part, or that the fund will be adversely affected by the bankruptcy of such issuers.

>      Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>      Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>      Leverage Risk. The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

>      Loan Risk. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>      Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>      Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Master Limited Partnership (MLP) Risk. The risk that the fund's investments in MLP units will be negatively impacted by tax law changes, changes in interest rates, the failure of the MLP's parent or sponsor to make payments as expected, regulatory developments or other factors affecting the MLP's underlying assets, which are typically in the natural resources and energy sectors.

>      Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

>      Preferred Stock Risk. The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>      Short Sales Risk. The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

>      Short-Term Investments Risk. The risk that the fund's short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund's principal investment strategies.

>      Small and Medium Market Capitalization Risk. The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>      Structured Products Risk. The risk that, in addition to the general risks associated with investing in debt securities, the fund's exposure to certain risks -- such as counterparty risk, liquidity risk and market volatility risk -- will be different or greater as a result of investing through structured products.

>      U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares have not begun operations as of the date of this prospectus.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter:	Q3/2016:	2.98%	Worst Quarter:	Q1/2016:	-0.10%

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Newfleet Credit Opportunities Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	3.60%	3.13%	Jun. 05, 2015
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	0.95%	1.17%	Jun. 05, 2015
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	2.03%	1.49%	Jun. 05, 2015
Class A	Return Before Taxes	(0.32%)	1.41%	Jun. 05, 2015
Class C	Return Before Taxes	2.68%	2.14%	Jun. 05, 2015
Class R6	Return Before Taxes	3.84%	3.26%	Jun. 05, 2015
Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index	7.50%	6.12%	Jun. 05, 2015
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.73%	Jun. 05, 2015

Effective March 1, 2018, the fund’s primary benchmark is the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index. The index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. Prior to March 1, 2018, the fund's primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. The index is calculated on a total return basis. The fund believes that the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index provides a better measure for the fund’s performance as it is more closely aligned with the characteristics of the fund. The fund will no longer use the Bloomberg Barclays U.S. Aggregate Bond Index as a benchmark for performance comparisons. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.